Consolidated Statement of Equity (USD $) In Thousands	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]
Balance, Beginning of period at Sep. 30, 2008	$ 1,332,674	$ 105,093	$ 0	$ 1,261,032	$ 174,327	$ 2,472	$ (210,250)
Comprehensive income:
Net income	48,172				48,172
Other comprehensive income, net of tax
Unrealized gains on securities	51,273					51,273
Reclassification adjustment	(686)					(686)
Total comprehensive income	100,131
Preferred stock issuance	197,873		197,873
Preferred stock discount and accretion	0		(2,127)		(2,127)
Dividends paid on common stock	(18,847)				(18,847)
Dividends paid on preferred stock	(5,361)				(5,361)
Preferred stock redemption	(200,000)		(200,000)
Compensation expense related to common stock	1,327			1,327
Proceeds from excercise of common stock options	158	13		145
Proceeds from issuance of common stock	333,177	24,150		309,027
Tax benefit related to exercise of common stock options	22			22
Restricted stock	863	64		799
Issuance of Warrants	2,127			2,127
Proceeds from Employee Stock Ownership Plan	1,341			76			1,265
Balance, End of period at Sep. 30, 2009	1,745,485	129,320	0	1,574,555	196,164	54,431	(208,985)
Comprehensive income:
Net income	118,653				118,653
Other comprehensive income, net of tax
Unrealized gains on securities	(19,203)					(19,203)
Reclassification adjustment	14,454					14,454
Total comprehensive income	113,904
Dividends paid on common stock	(22,450)				(22,450)
Compensation expense related to common stock	1,213			1,213
Proceeds from excercise of common stock options	1,759	145		1,614
Tax benefit related to exercise of common stock options	181			181
Restricted stock	1,055	91		964
Balance, End of period at Sep. 30, 2010	1,841,147	129,556	0	1,578,527	292,367	49,682	(208,985)
Comprehensive income:
Net income	111,141				111,141
Other comprehensive income, net of tax
Unrealized gains on securities	30,852					30,852
Reclassification adjustment	5,255					5,255
Total comprehensive income	147,248
Dividends paid on common stock	(26,796)				(26,796)
Compensation expense related to common stock	1,087			1,087
Proceeds from excercise of common stock options	1,631	104		1,527
Tax benefit related to exercise of common stock options	55			55
Restricted stock	1,841	194		1,647
Treasury stock	(59,680)						(59,680)
Balance, End of period at Sep. 30, 2011	$ 1,906,533	$ 129,854	$ 0	$ 1,582,843	$ 376,712	$ 85,789	$ (268,665)